Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Detail)
¥ in Millions
6 Months Ended
		Sep. 30, 2025 JPY (¥) Property	Sep. 30, 2024 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 1,122	¥ 240
Write-downs of the assets held for sale, number of properties | Property
Write-downs due to decline in estimated future cash flows, amount		¥ 275	¥ 266
Write-downs due to decline in estimated future cash flows, number of properties | Property			0
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 6	¥ 5
Write-downs of the assets held for sale, number of properties | Property		2	2
Write-downs due to decline in estimated future cash flows, amount		¥ 0	¥ 0
Write-downs due to decline in estimated future cash flows, number of properties | Property		0	0
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 1,116	¥ 235
Write-downs due to decline in estimated future cash flows, amount	[1]	¥ 275	¥ 266

[1]	For “Others,” the number of properties is omitted.